Party-in-Interest Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 055
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Ordinary share dividends	$ 25,108,147	$ 25,272,682